Financial instruments and risk management - Summary of the contractual maturities of the financial liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and and accrued liabilities	$ 4,859,352
Current portion of lease liability	44,708	$ 51,915
Non-current portion of lease liability	72,871	104,651
Lease liability	117,579	$ 156,566	$ 190,752
Financial liabilities	4,976,931
Non-derivative financial liabilities, undiscounted cash flows	4,976,931
Payable within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and and accrued liabilities	4,859,352
Current portion of lease liability	44,708
Non-derivative financial liabilities, undiscounted cash flows	4,904,060
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of lease liability	72,871
Non-derivative financial liabilities, undiscounted cash flows	$ 72,871